Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current assets taxes	$ 165	$ 163
Current liabilities taxes	2,883	733
Current tax liabilities noncurrent	302	300
Country of domicile [member]
IfrsStatementLineItems [Line Items]
Current assets taxes	160	133
Current liabilities taxes	2,555	725
Current tax liabilities noncurrent	302	300
Country of domicile [member] | Income taxes [member]
IfrsStatementLineItems [Line Items]
Current assets taxes	160	133
Current liabilities taxes	2,505	682
Country of domicile [member] | Tax settlement programs p r t [member]
IfrsStatementLineItems [Line Items]
Current liabilities taxes	50	43
Current tax liabilities noncurrent	302	300
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Current assets taxes	5	30
Current liabilities taxes	$ 328	$ 8